GENERAL AND ADMINISTRATIVE (Schedule of General and Administrative Expenses Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Amortization and depreciation	$ 1,958	$ 1,253
Office and administrative expenses	5,185	5,901
Professional fees	1,043	866
Salaries and benefits	9,428	9,208
Share-based compensation	2,536	1,813
Total general and administrative	20,150	19,041
Corporate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization and depreciation	447	162
Office and administrative expenses	2,304	2,741
Professional fees	562	440
Salaries and benefits	4,245	4,319
Share-based compensation	2,536	1,813
Total general and administrative	10,094	9,475
Mines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization and depreciation	1,511	1,091
Office and administrative expenses	2,881	3,160
Professional fees	481	426
Salaries and benefits	5,183	4,889
Share-based compensation
Total general and administrative	$ 10,056	$ 9,566